SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Report Information
In preparing the financial information for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the periods ended December 31, 2019 and 2018 is as follows:

	2019	2018	2017
Residential services	7,264,262	8,401,599	9,170,835
Residential Fixed-Line	3,281,905	4,170,105	4,880,738
Broadband	2,187,015	2,423,291	2,641,836
Pay-TV	1,752,053	1,755,061	1,577,745
Interconnection	43,289	53,142	70,516
Personal mobility services	7,017,311	7,250,462	7,644,515
Mobile Telephony	6,601,729	6,607,613	6,914,862
Interconnection	257,099	447,980	500,106
Handsets, sim cards and other accessories	158,483	194,869	229,547
SMEs/Corporate (B2B) services	5,527,817	5,980,807	6,485,899
Other services and businesses	140,004	226,985	255,691
Total net operating revenue	19,949,394	21,859,853	23,556,940
Operating expenses
Depreciation and amortization	(6,804,870)	(5,740,079)	(5,031,477)
Interconnection	(484,061)	(653,867)	(771,212)
Personnel	(2,487,632)	(2,554,375)	(2,749,038)
Third-party services	(5,957,763)	(5,833,570)	(6,149,189)
Grid maintenance services	(1,012,857)	(1,102,809)	(1,235,760)
Handset and other costs	(159,442)	(185,436)	(214,102)
Advertising and publicity	(494,348)	(379,676)	(410,495)
Rentals and insurance	(2,571,245)	(4,194,135)	(4,152,521)
Provisions/reversals	(216,438)	(202,122)	(469,440)
Expected losses on trade receivables	(488,269)	(689,735)	(740,576)
Impairment losses	(2,111,022)	(291,758)	4,747,141
Taxes and other expenses	(18,396)	(201,296)	(475,018)
Other operating income (expenses), net	(6,974)	(5,016,358)	(8,196,415)
OPERATING INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(2,863,923)	(5,185,363)	(2,291,162)
FINANCIAL INCOME (EXPENSES)
Financial income	2,659,074	30,850,746	6,917,975
Financial expenses	(8,452,638)	(4,339,053)	(9,246,160)
PRE-TAX PROFIT (LOSS)	(8,657,487)	21,326,330	(4,619,347)
Income tax and social contribution	57,174	3,270,890	(1,137,715)
PROFIT (LOSS) FOR THE YEAR	(8,600,313)	24,597,220	(5,757,062)

Reconciliation Schedule Of Revenue Reportable Segments And Other Segments Explanatory
In the years ended December 31, 2019, 2018 and 2017, the reconciliation of the revenue from the segment telecommunications in Brazil and total consolidated revenue is as follows:

	2019	2018	2017
Net operating revenue
Revenue related to the reportable segment	19,949,394	21,859,853	23,556,940
Revenue related to other businesses	186,789	200,161	232,714
N et operating revenue (Note 5)	20,136,183	22,060,014	23,789,654

Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information
In the years ended December 31, 2019, 2018 and 2017, the reconciliation between the profit or loss before financial income (expenses) and taxes of the segment Telecommunications in Brazil and the consolidated profit (loss) before financial income (expenses) and taxes is as follows:

	2019	2018	2017
Profit (loss) before financial income (expenses) and taxes
Telecommunications in Brazil	(2,863,923)	(5,185,363)	(2,291,162)
Other businesses	(113,447)	(82,895)	(69,866)
I ncome before financial income (expenses) and taxes (Note 5)	(2,977,370)	(5,268,258)	(2,361,028)

Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets Per Geographic Market
Total assets, liabilities and tangible and intangible assets per geographic market as at December 31, 2019 are as follows:

	2019
	Total assets	Total liabilities	Tangible assets	Intangible assets	Investment in tangible and intangible assets
Brazil	67,294,245	53,525,978	38,910,834	3,997,865	7,396,983
Other, primarily Africa	4,597,577	569,338	84,122	21,327	28,530

	2018
	Total assets	Total liabilities	Tangible assets	Intangible assets	Investment in tangible and intangible assets
Brazil	60,514,610	42,015,116	28,425,563	6,948,446	5,211,774
Other, primarily Africa	4,923,187	526,870	108,768	47,601	34,467